Right-of-use assets and Lease liabilities - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Right-of-use assets and Lease liabilities
Total lease expenses	$ 78,880	$ 71,897	$ 61,689
Expense relating to variable lease payments not included in measurement of lease liabilities	3,631	1,313	1,117
Income from subleasing right-of-use assets	$ 142	$ 146	$ 176